Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loan [Member] | Santander Bank [Member]
Loans:
Interest Rate	23.14%
Maturity	2025
Total	R$ 3,200	R$ 4,254
Loan [Member] | Bradesco Bank [Member]
Loans:
Interest Rate	0.96%
Maturity	2024
Total	R$ 171	343
Loan [Member] | Bradesco Bank [Member]
Loans:
Interest Rate	2.19%
Maturity	2026
Total	R$ 178
Financing [Member]
Loans:
Total	3,776	5,289
Current	3,598	4,960
Non-current	R$ 178	329
Financing [Member] | BNDES [Member]
Loans:
Interest Rate	12.27%
Maturity	2024
Total	R$ 227	R$ 692